Risk management and financial instruments - Derivatives with Variable Interest Entities (Details) - Variable Interest Entity, Primary Beneficiary - Interest Rate Swap $ in Millions	Dec. 31, 2015 USD ($)
Swap 32
Derivative [Line Items]
Outstanding principal	$ 4.0
Derivative, fixed interest rate	2.014%
Swap 33
Derivative [Line Items]
Outstanding principal	$ 4.0
Derivative, fixed interest rate	2.014%
Swap 34
Derivative [Line Items]
Outstanding principal	$ 191.9
Derivative, fixed interest rate	1.7725%